Annual Fund Operating Expenses - American Funds Core Plus Bond Fund	Aug. 19, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 01, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.45%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%	[1]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.50%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.93%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.34%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%	[1]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.72%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.39%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.43%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%	[1]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.77%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.34%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.39%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.68%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.98%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.38%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.43%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.